Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
5.
Intangible assets, net

Intangible assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
BCA	1,554,046	1,554,046
Brand names	321,000	321,000
NCC	79,141	79,141
Technology/platform	31,600	31,600
Total	1,985,787	1,985,787
Less: accumulated amortization	(1,508,231)	(1,722,259)
Less: accumulated impairment loss	(206,925)	(206,925)
Intangible assets, net	270,631	56,603

Amortization expenses related to intangible assets were RMB324,236, RMB274,019 and RMB214,028 for the years ended December 31, 2022, 2023 and 2024, respectively. The Group expects to record amortization expenses of RMB45,949, RMB3,114, RMB3,114, RMB3,114 and RMB1,312 for the years ending December 31, 2025, 2026, 2027, 2028, 2029 respectively.

In the impairment assessment performed in 2022, the Group concluded that the carrying amounts of the intangible assets exceeded their respective fair values and recorded impairment losses of RMB206,925 for the year ended December 31, 2022.